THE MAINSTAY FUNDS

MainStay Money Market Fund

Supplement dated June 24, 2016 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 29, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Important Notice Regarding Changes to the Principal Investment Strategies, Designation and Operation
of the MainStay Money Market Fund

At a meeting held on June 21-22, 2016, the Board of Trustees of The MainStay Funds (the “Board”) approved the designation and operation of the MainStay Money Market Fund (the “Fund”) as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). As a “retail money market fund,” effective on or before October 14, 2016, the Fund will adopt, and will work with financial intermediaries to implement, policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

Effective August 1, 2016, the Fund will be closed to purchases by any new accounts that are not beneficially owned by natural persons. Current accounts that are not beneficially owned by natural persons may continue to purchase shares of the Fund until September 1, 2016.

On or about October 1, 2016, the Fund will begin to redeem any Fund shares held in accounts that are not beneficially owned by natural persons. Shares held in ineligible accounts (i.e., accounts not beneficially owned by natural persons) will be redeemed at the net asset value per share calculated on the day that the Fund redeems the shares. This Supplement serves as advance notice of the Fund’s intent to make any such involuntary redemptions beginning on or about October 1, 2016. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

As a retail money market fund, the Fund will be permitted to continue to seek to maintain a stable $1.00 net asset value by using the amortized cost method of valuation. In addition, effective October 14, 2016, the Fund will be subject to the possible imposition of liquidity fees and/or redemption gates on redemptions if the Fund’s weekly liquid assets fall below the regulatory thresholds set forth in Rule 2a-7 because of market conditions or other factors, as further described in this Supplement.

As a result of these changes, effective October 14, 2016, the following modifications to the Summary Prospectus and Prospectus, as applicable, will be made:

1.	The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus with respect to the Fund will be revised by deleting the first paragraph in its entirety and replacing it with the following:

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share using the amortized cost method of valuation by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. As a “retail money market fund,” the Fund may be subject to the implementation of liquidity fees and redemption gates.

2.	The “Principal Risks” section of the Summary Prospectus and Prospectus with respect to the Fund will be revised as follows:

(i)	The risk factor entitled “Stable Net Asset Value Risk” will be deleted in its entirety and replaced with the following:

Stable Net Asset Value Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities. The Fund is permitted to, among other things, reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

(ii)	The risk factor entitled “Money Market Risk” will be deleted in its entirety and replaced with the following:

Money Market Risk: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

(iii)	The risk factor entitled “Money Market Fund Regulatory Risk” will be deleted in its entirety.

3.	The “How to Purchase and Sell Shares” section of the Summary Prospectus and Prospectus with respect to the Fund will be revised as follows:

(i)	The following will be added as the first paragraph:

Investments in the Fund are limited to accounts beneficially owned by natural persons. The Fund may deny purchases of Fund shares to investors that do not satisfy the eligible requirements to invest in a retail money market fund (i.e., investors who are not natural persons).

(ii)	The following will be added as the third paragraph:

As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to limit beneficial owners of the Fund to natural persons, the Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund.” Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

4.	The “More About Investment Strategies and Risks” section of the Prospectus will be amended to include the following:

MainStay Money Market Fund

Money market funds are subject to rules governing their portfolios, including with respect to maturity, quality, diversification, liquidity, liquidity fees and the temporary suspensions of redemptions. The MainStay Money Market Fund’s investment strategies are designed to comply with these portfolio and other requirements. In addition, the Fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Please see the section entitled “Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund” below for additional information. As a “retail money market fund,” the Fund may value its securities using the amortized cost method of valuation as permitted under the rules governing money market funds.

5.	The “Shareholder Guide” section of the Prospectus will be revised as follows:

(i)	In the subsection entitled “General Policies,” the sixth bullet point under the section entitled “Selling Shares” will be deleted in its entirety and replaced with the following:

•	In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

(ii)	In the subsection entitled “General Policies”, the following will be added immediately following the section entitled “Selling Shares”:

MainStay Money Market Fund

The MainStay Money Market Fund intends to qualify as a “retail money market fund” under Rule 2a-7 of the 1940 Act or the rules governing money market funds. A “retail money market fund” is a type of money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund may deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

(iii)	In the subsection entitled “General Policies”, the following section will be added immediately following the section entitled “MainStay Money Market Fund Check Writing”:

Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund of up to 2% or a redemption gate to temporarily suspend the right of redemption from the Fund for up to 10 business days (in any 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain required minimums because of market conditions or other factors.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Board, based on its determination that the liquidity fee and/or redemption gate is in the best interests of the Fund, may: (i) impose a liquidity fee of no more than 2% on redemptions from the Fund; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% on redemptions from the Fund, unless the Board determines that not doing so is in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) is in the best interests of the Fund.

Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee or redemption gate will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means.

Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders. Any redemption requests submitted while a redemption gate is in place, including any checks written under established checkwriting privileges, will generally be cancelled without further notice. In that case, a new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted.

(iv)	In the subsection entitled “Fair Valuation and Portfolio Holdings Disclosure”, the last sentence in the second paragraph of the section entitled “Portfolio Holdings Information” will be deleted in its entirety and replaced with the following:

Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

(v)	In the subsection entitled “Fund Earnings”, the first paragraph of the section entitled “Dividends and Distributions” will be deleted in its entirety and replaced with the following:

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of maintaining its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

(vi)	In the subsection entitled “Understand the Tax Consequences”, the following paragraph will be added as the last paragraph under the heading “MainStay Absolute Return Multi-Strategy Fund, MainStay Cushing Renaissance Advantage Fund, MainStay International / Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds”:

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay Money Market Fund

Supplement dated June 24, 2016 (“Supplement”) to the
Statement of Additional Information dated February 29, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Statement of Additional Information.

Important Notice Regarding Changes to the Principal Investment Strategies, Designation and Operation
of the MainStay Money Market Fund

At a meeting held on June 21-22, 2016, the Board of Trustees of The MainStay Funds (the “Board”) approved the designation and operation of the MainStay Money Market Fund (the “Fund”) as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). As a “retail money market fund,” effective on or before October 14, 2016, the Fund will adopt, and will work with financial intermediaries to implement, policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

Effective August 1, 2016, the Fund will be closed to purchases by any new accounts that are not beneficially owned by natural persons. Current accounts that are not beneficially owned by natural persons may continue to purchase shares of the Fund until September 1, 2016.

On or about October 1, 2016, the Fund will begin to redeem any Fund shares held in accounts that are not beneficially owned by natural persons. Shares held in ineligible accounts (i.e., accounts not beneficially owned by natural persons) will be redeemed at the net asset value per share calculated on the day that the Fund redeems the shares. This Supplement serves as advance notice of the Fund’s intent to make any such involuntary redemptions beginning on or about October 1, 2016. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

As a retail money market fund, the Fund will be permitted to continue to seek to maintain a stable $1.00 net asset value by using the amortized cost method of valuation. In addition, effective October 14, 2016, the Fund will be subject to the possible imposition of liquidity fees and/or redemption gates on redemptions if the Fund’s weekly liquid assets fall below the regulatory thresholds set forth in Rule 2a-7 because of market conditions or other factors, as further described in this Supplement.

As a result of these changes, effective October 14, 2016, the following modifications to the Statement of Additional Information will be made:

In the section entitled “Reduced Sales Charges on Class A and Investor Class Shares” of the Statement of Additional Information, the subsection entitled “Suspension of Redemptions” will be deleted in its entirety and replaced with the following:

Suspension of Redemptions and Liquidation

Under current rules governing money market funds, the MainStay Money Market Fund may suspend redemptions and irrevocably liquidate in the event that the Fund’s Board, including a majority of the Independent Trustees, determines, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost price per share and its current NAV per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to shareholders.

Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund of up to 2% or a redemption gate to temporarily suspend the right of redemption from the Fund for up to 10 business days (in any 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain required minimums because of market conditions or other factors.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Board, based on its determination that the liquidity fee and/or redemption gate is in the best interests of the Fund, may: (i) impose a liquidity fee of no more than 2% on redemptions from the Fund; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% on redemptions from the Fund, unless the Board determines that not doing so is in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) is in the best interests of the Fund.

The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time, if it believes such action to be in the best interests of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once the Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days (in any 90 day period). When a fee or a gate is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a redemption gate is in place for the Fund, shareholders may not be permitted to exchange into or out of the Fund. Any redemption requests submitted while a redemption gate is in place, including any checks written under established checkwriting privileges, will generally be cancelled without further notice. In that case, a new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee or redemption gate will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means.

Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.